Financial risk - Credit risk by industry (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Financial risk
Total on balance sheet	$ 826,350	$ 805,234
Undrawn credit commitments	190,397	194,551
Total gross credit risk	1,016,747	999,785
Parent Entity
Financial risk
Total on balance sheet	739,888	718,353
Undrawn credit commitments	167,999	171,979
Total gross credit risk	907,887	890,332
Australia
Financial risk
Total on balance sheet	718,040	701,405
Undrawn credit commitments	152,092	158,392
Total gross credit risk	870,132	859,797
Australia | Parent Entity
Financial risk
Total on balance sheet	712,858	694,145
Undrawn credit commitments	152,064	158,363
Total gross credit risk	864,922	852,508
New Zealand
Financial risk
Total on balance sheet	84,023	82,780
Undrawn credit commitments	22,855	23,090
Total gross credit risk	106,878	105,870
New Zealand | Parent Entity
Financial risk
Total on balance sheet	4,916	5,305
Undrawn credit commitments	776	813
Total gross credit risk	5,692	6,118
Other Overseas
Financial risk
Total on balance sheet	24,287	21,049
Undrawn credit commitments	15,450	13,069
Total gross credit risk	39,737	34,118
Other Overseas | Parent Entity
Financial risk
Total on balance sheet	22,114	18,903
Undrawn credit commitments	15,159	12,803
Total gross credit risk	37,273	31,706
Accommodation, cafes and restaurants | Australia
Financial risk
Total on balance sheet	8,306	8,189
Undrawn credit commitments	1,404	1,468
Total gross credit risk	9,710	9,657
Accommodation, cafes and restaurants | Australia | Parent Entity
Financial risk
Total on balance sheet	8,237	8,110
Undrawn credit commitments	1,404	1,468
Total gross credit risk	9,641	9,578
Accommodation, cafes and restaurants | New Zealand
Financial risk
Total on balance sheet	323	290
Undrawn credit commitments	39	42
Total gross credit risk	362	332
Accommodation, cafes and restaurants | Other Overseas
Financial risk
Total on balance sheet	112	97
Undrawn credit commitments	12	13
Total gross credit risk	124	110
Accommodation, cafes and restaurants | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	70	88
Undrawn credit commitments	12	13
Total gross credit risk	82	101
Agriculture, forestry and fishing | Australia
Financial risk
Total on balance sheet	8,651	8,193
Undrawn credit commitments	2,035	2,155
Total gross credit risk	10,686	10,348
Agriculture, forestry and fishing | Australia | Parent Entity
Financial risk
Total on balance sheet	8,593	8,073
Undrawn credit commitments	2,035	2,155
Total gross credit risk	10,628	10,228
Agriculture, forestry and fishing | New Zealand
Financial risk
Total on balance sheet	8,188	7,809
Undrawn credit commitments	684	745
Total gross credit risk	8,872	8,554
Agriculture, forestry and fishing | New Zealand | Parent Entity
Financial risk
Total on balance sheet	52	38
Undrawn credit commitments	7	7
Total gross credit risk	59	45
Agriculture, forestry and fishing | Other Overseas
Financial risk
Total on balance sheet	19	5
Undrawn credit commitments	1	1
Total gross credit risk	20	6
Agriculture, forestry and fishing | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	4	4
Undrawn credit commitments	1	1
Total gross credit risk	5	5
Construction | Australia
Financial risk
Total on balance sheet	6,756	6,050
Undrawn credit commitments	3,324	3,666
Total gross credit risk	10,080	9,716
Construction | Australia | Parent Entity
Financial risk
Total on balance sheet	6,252	5,447
Undrawn credit commitments	3,324	3,666
Total gross credit risk	9,576	9,113
Construction | New Zealand
Financial risk
Total on balance sheet	504	450
Undrawn credit commitments	429	397
Total gross credit risk	933	847
Construction | New Zealand | Parent Entity
Financial risk
Total on balance sheet	7	6
Undrawn credit commitments	22	13
Total gross credit risk	29	19
Construction | Other Overseas
Financial risk
Total on balance sheet	71	55
Undrawn credit commitments	121	242
Total gross credit risk	192	297
Construction | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	59	44
Undrawn credit commitments	113	237
Total gross credit risk	172	281
Finance and insurance | Australia
Financial risk
Total on balance sheet	57,153	59,432
Undrawn credit commitments	7,781	8,415
Total gross credit risk	64,934	67,847
Finance and insurance | Australia | Parent Entity
Financial risk
Total on balance sheet	56,687	58,589
Undrawn credit commitments	7,781	8,415
Total gross credit risk	64,468	67,004
Finance and insurance | New Zealand
Financial risk
Total on balance sheet	6,919	7,626
Undrawn credit commitments	1,437	2,038
Total gross credit risk	8,356	9,664
Finance and insurance | New Zealand | Parent Entity
Financial risk
Total on balance sheet	2,761	3,230
Undrawn credit commitments	50	56
Total gross credit risk	2,811	3,286
Finance and insurance | Other Overseas
Financial risk
Total on balance sheet	7,845	7,713
Undrawn credit commitments	3,454	3,182
Total gross credit risk	11,299	10,895
Finance and insurance | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	7,641	7,420
Undrawn credit commitments	3,442	3,161
Total gross credit risk	11,083	10,581
Government, administration and defence | Australia
Financial risk
Total on balance sheet	49,830	49,341
Undrawn credit commitments	728	813
Total gross credit risk	50,558	50,154
Government, administration and defence | Australia | Parent Entity
Financial risk
Total on balance sheet	49,824	49,330
Undrawn credit commitments	728	813
Total gross credit risk	50,552	50,143
Government, administration and defence | New Zealand
Financial risk
Total on balance sheet	4,767	5,051
Undrawn credit commitments	691	549
Total gross credit risk	5,458	5,600
Government, administration and defence | New Zealand | Parent Entity
Financial risk
Total on balance sheet	994	929
Undrawn credit commitments	29	23
Total gross credit risk	1,023	952
Government, administration and defence | Other Overseas
Financial risk
Total on balance sheet	4,246	3,071
Undrawn credit commitments	50	1
Total gross credit risk	4,296	3,072
Government, administration and defence | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	3,469	2,449
Undrawn credit commitments	50	1
Total gross credit risk	3,519	2,450
Manufacturing | Australia
Financial risk
Total on balance sheet	9,968	9,784
Undrawn credit commitments	5,738	6,186
Total gross credit risk	15,706	15,970
Manufacturing | Australia | Parent Entity
Financial risk
Total on balance sheet	9,742	9,511
Undrawn credit commitments	5,738	6,186
Total gross credit risk	15,480	15,697
Manufacturing | New Zealand
Financial risk
Total on balance sheet	2,307	2,185
Undrawn credit commitments	1,577	1,527
Total gross credit risk	3,884	3,712
Manufacturing | New Zealand | Parent Entity
Financial risk
Total on balance sheet	206	183
Undrawn credit commitments	97	110
Total gross credit risk	303	293
Manufacturing | Other Overseas
Financial risk
Total on balance sheet	3,364	3,107
Undrawn credit commitments	4,849	4,259
Total gross credit risk	8,213	7,366
Manufacturing | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	3,359	3,089
Undrawn credit commitments	4,741	4,166
Total gross credit risk	8,100	7,255
Mining | Australia
Financial risk
Total on balance sheet	3,637	3,411
Undrawn credit commitments	3,079	3,568
Total gross credit risk	6,716	6,979
Mining | Australia | Parent Entity
Financial risk
Total on balance sheet	3,605	3,371
Undrawn credit commitments	3,078	3,568
Total gross credit risk	6,683	6,939
Mining | New Zealand
Financial risk
Total on balance sheet	213	144
Undrawn credit commitments	101	197
Total gross credit risk	314	341
Mining | New Zealand | Parent Entity
Financial risk
Total on balance sheet	7	3
Undrawn credit commitments	1	3
Total gross credit risk	8	6
Mining | Other Overseas
Financial risk
Total on balance sheet	353	378
Undrawn credit commitments	1,793	1,518
Total gross credit risk	2,146	1,896
Mining | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	354	378
Undrawn credit commitments	1,791	1,516
Total gross credit risk	2,145	1,894
Property | Australia
Financial risk
Total on balance sheet	45,814	43,640
Undrawn credit commitments	12,309	12,046
Total gross credit risk	58,123	55,686
Property | Australia | Parent Entity
Financial risk
Total on balance sheet	45,812	43,641
Undrawn credit commitments	12,309	12,043
Total gross credit risk	58,121	55,684
Property | New Zealand
Financial risk
Total on balance sheet	6,236	5,901
Undrawn credit commitments	1,035	1,039
Total gross credit risk	7,271	6,940
Property | New Zealand | Parent Entity
Financial risk
Total on balance sheet	52	43
Undrawn credit commitments	8	10
Total gross credit risk	60	53
Property | Other Overseas
Financial risk
Total on balance sheet	467	491
Undrawn credit commitments	57	40
Total gross credit risk	524	531
Property | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	234	288
Undrawn credit commitments	31	34
Total gross credit risk	265	322
Property services and business services | Australia
Financial risk
Total on balance sheet	13,561	12,119
Undrawn credit commitments	5,596	5,145
Total gross credit risk	19,157	17,264
Property services and business services | Australia | Parent Entity
Financial risk
Total on balance sheet	12,517	11,047
Undrawn credit commitments	5,595	5,143
Total gross credit risk	18,112	16,190
Property services and business services | New Zealand
Financial risk
Total on balance sheet	1,108	1,142
Undrawn credit commitments	512	405
Total gross credit risk	1,620	1,547
Property services and business services | New Zealand | Parent Entity
Financial risk
Total on balance sheet	43	38
Undrawn credit commitments	31	57
Total gross credit risk	74	95
Property services and business services | Other Overseas
Financial risk
Total on balance sheet	1,754	542
Undrawn credit commitments	733	508
Total gross credit risk	2,487	1,050
Property services and business services | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	1,665	527
Undrawn credit commitments	730	507
Total gross credit risk	2,395	1,034
Services | Australia
Financial risk
Total on balance sheet	12,297	13,198
Undrawn credit commitments	5,700	6,082
Total gross credit risk	17,997	19,280
Services | Australia | Parent Entity
Financial risk
Total on balance sheet	12,029	12,853
Undrawn credit commitments	5,700	6,081
Total gross credit risk	17,729	18,934
Services | New Zealand
Financial risk
Total on balance sheet	1,758	1,834
Undrawn credit commitments	613	604
Total gross credit risk	2,371	2,438
Services | New Zealand | Parent Entity
Financial risk
Total on balance sheet	25	25
Undrawn credit commitments	44	64
Total gross credit risk	69	89
Services | Other Overseas
Financial risk
Total on balance sheet	207	205
Undrawn credit commitments	448	105
Total gross credit risk	655	310
Services | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	188	74
Undrawn credit commitments	445	101
Total gross credit risk	633	175
Trade | Australia
Financial risk
Total on balance sheet	16,809	16,401
Undrawn credit commitments	7,951	8,712
Total gross credit risk	24,760	25,113
Trade | Australia | Parent Entity
Financial risk
Total on balance sheet	16,598	16,098
Undrawn credit commitments	7,949	8,691
Total gross credit risk	24,547	24,789
Trade | New Zealand
Financial risk
Total on balance sheet	2,568	2,215
Undrawn credit commitments	1,023	1,176
Total gross credit risk	3,591	3,391
Trade | New Zealand | Parent Entity
Financial risk
Total on balance sheet	322	269
Undrawn credit commitments	234	216
Total gross credit risk	556	485
Trade | Other Overseas
Financial risk
Total on balance sheet	2,993	2,680
Undrawn credit commitments	3,330	2,458
Total gross credit risk	6,323	5,138
Trade | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	2,807	2,446
Undrawn credit commitments	3,216	2,354
Total gross credit risk	6,023	4,800
Transport and storage | Australia
Financial risk
Total on balance sheet	9,587	9,554
Undrawn credit commitments	4,958	6,038
Total gross credit risk	14,545	15,592
Transport and storage | Australia | Parent Entity
Financial risk
Total on balance sheet	9,190	9,097
Undrawn credit commitments	4,957	6,038
Total gross credit risk	14,147	15,135
Transport and storage | New Zealand
Financial risk
Total on balance sheet	1,102	1,118
Undrawn credit commitments	791	847
Total gross credit risk	1,893	1,965
Transport and storage | New Zealand | Parent Entity
Financial risk
Total on balance sheet	73	38
Undrawn credit commitments	87	89
Total gross credit risk	160	127
Transport and storage | Other Overseas
Financial risk
Total on balance sheet	1,232	1,426
Undrawn credit commitments	222	437
Total gross credit risk	1,454	1,863
Transport and storage | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	1,127	1,196
Undrawn credit commitments	214	414
Total gross credit risk	1,341	1,610
Utilities | Australia
Financial risk
Total on balance sheet	5,281	6,418
Undrawn credit commitments	3,471	4,216
Total gross credit risk	8,752	10,634
Utilities | Australia | Parent Entity
Financial risk
Total on balance sheet	5,255	6,386
Undrawn credit commitments	3,471	4,216
Total gross credit risk	8,726	10,602
Utilities | New Zealand
Financial risk
Total on balance sheet	1,415	1,822
Undrawn credit commitments	1,564	1,302
Total gross credit risk	2,979	3,124
Utilities | New Zealand | Parent Entity
Financial risk
Total on balance sheet	372	498
Undrawn credit commitments	146	128
Total gross credit risk	518	626
Utilities | Other Overseas
Financial risk
Total on balance sheet	763	544
Undrawn credit commitments	329	260
Total gross credit risk	1,092	804
Utilities | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	761	538
Undrawn credit commitments	329	259
Total gross credit risk	1,090	797
Retail lending | Australia
Financial risk
Total on balance sheet	463,609	451,315
Undrawn credit commitments	86,421	88,363
Total gross credit risk	550,030	539,678
Retail lending | Australia | Parent Entity
Financial risk
Total on balance sheet	462,568	449,207
Undrawn credit commitments	86,421	88,362
Total gross credit risk	548,989	537,569
Retail lending | New Zealand
Financial risk
Total on balance sheet	46,614	45,190
Undrawn credit commitments	12,114	11,995
Total gross credit risk	58,728	57,185
Retail lending | New Zealand | Parent Entity
Financial risk
Total on balance sheet	1
Undrawn credit commitments	19	33
Total gross credit risk	20	33
Retail lending | Other Overseas
Financial risk
Total on balance sheet	683	657
Undrawn credit commitments	45	37
Total gross credit risk	728	694
Retail lending | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	277	280
Undrawn credit commitments	40	34
Total gross credit risk	317	314
Other | Australia
Financial risk
Total on balance sheet	6,781	4,360
Undrawn credit commitments	1,597	1,519
Total gross credit risk	8,378	5,879
Other | Australia | Parent Entity
Financial risk
Total on balance sheet	5,949	3,385
Undrawn credit commitments	1,574	1,518
Total gross credit risk	7,523	4,903
Other | New Zealand
Financial risk
Total on balance sheet	1	3
Undrawn credit commitments	245	227
Total gross credit risk	246	230
Other | New Zealand | Parent Entity
Financial risk
Total on balance sheet	1	5
Undrawn credit commitments	1	4
Total gross credit risk	2	9
Other | Other Overseas
Financial risk
Total on balance sheet	178	78
Undrawn credit commitments	6	8
Total gross credit risk	184	86
Other | Other Overseas | Parent Entity
Financial risk
Total on balance sheet	99	82
Undrawn credit commitments	4	5
Total gross credit risk	$ 103	$ 87